LEASE LIABILITIES	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
LEASE LIABILITIES
24	LEASE LIABILITIES

	Office and residential property	Ships	Ships equipment	Total
	US$’000	US$’000	US$’000	US$’000

Balance at 1 January 2021	1,437	49,673	134	51,244
Additions	371	20,254	243	20,868
Disposals	-	(2,777)	-	(2,777)
Interest expense	63	1,835	3	1,901
Lease payments	(1,029)	(36,791)	(121)	(37,941)
- Principal	(966)	(34,956)	(118)	(36,040)
- Interest expense	(63)	(1,835)	(3)	(1,901)
Effect of foreign currency exchange differences	(24)	-	-	(24)
Lease liabilities as at 31 December 2021	818	32,194	259	33,271
Additions	898	48,829	39	49,766
Interest expense	37	1,370	7	1,414
Lease payments	(905)	(57,304)	(135)	(58,344)
- Principal	(868)	(37,934)	(128)	(38,930)
- Purchase option payments (1)	-	(18,000)	-	(18,000)
- Interest	(37)	(1,370)	(7)	(1,414)
Effect of foreign currency exchange differences	6	-	-	6
Lease liabilities as at 31 December 2022	854	25,089	170	26,113

(1)
Principal repayment and purchase option payment are included in principal repayments of lease liabilities as disclosed under financing activities in the statement of cash flows.

	2022	2021
	US$’000	US$’000
Analysed between:
Current portion	22,058	27,375
Non-current portion	4,055	5,896
	26,113	33,271

Maturity analysis of lease liabilities is disclosed in Note 4. The Group does not face a significant liquidity risk with regard to its lease liabilities. Lease liabilities are monitored within the Group’s treasury function.

During the financial year 2021, one of the charter contracts requiring the recognition of a right-of-use asset and a lease liability contains variable payment terms that is linked to an index and such variable lease payments are recognised in charter hire cost in the profit or loss in the period in which the condition that triggers those payments occurs. The charter contract was renewed in May 2022, with no variable payment terms.